UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2503
                                   ------------


                             AXP FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:    2/29
                         --------------

AXP(R)
     Diversified
              Bond
                 Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Feb. 29, 2004

AXP Diversified Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.


(logo)                                                                    (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                                                         3

Questions & Answers
   with Portfolio Management                                          4

Investments in Securities                                             8

Financial Statements                                                 21

Notes to Financial Statements                                        24

Proxy Voting                                                         34

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot
        AS OF FEB. 29, 2004

PORTFOLIO MANAGER

Portfolio manager                                      Tom Murphy, CFA*
Since                                                              2/03
Years in industry                                                    18

* The Fund is managed by a team of portfolio managers led by Tom Murphy.

FUND OBJECTIVE

For investors seeking a high level of current income while conserving the value of the investment for the longest period of time.

Inception dates
A: 10/3/74      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: INBNX        B: ININX        C: AXBCX        Y: IDBYX

Total net assets                                         $3.136 billion

Number of holdings                                                  435

Average weighted life*                                       6.48 years

Effective duration**                                         4.25 years

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
        X          HIGH
        X          MEDIUM
        X          LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities 35.7%
Corporate bonds* 31.6%
U.S. government obligations & agencies 20.9%
CMBS/ABS** 6.4%
Short-term securities 4.8%
Foreign government bonds 0.6%

 * Includes 5.8% Utilities, 5.4% Communications, 3.9% Other financials, 3.6% Consumer cyclical, 3.5% Banks & brokers, 2.0% Insurance, 1.9% Consumer non-cyclical, 1.6% Basic industries, 1.5% Technology, 1.0% Capital goods, 0.9% Energy, 0.4% Transportation and 0.1% Other.

**   Commercial mortgage-backed/Asset-backed securities

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                           64.8%
AA bonds                                                             2.4
A bonds                                                              5.7
BBB bonds                                                           15.6
Non-investment grade bonds                                           6.7

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

 * Average weighted life is the average number of years that each dollar of unpaid principal due on a security remains outstanding.

** Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

Fund holdings are subject to change.

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3   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Tom Murphy discusses AXP Diversified Bond Fund's results and positioning for the first half of fiscal year 2004.

Q: How did AXP Diversified Bond Fund perform for the six-month period ended Feb. 29, 2004?

A: AXP Diversified Bond Fund's Class A shares rose 4.42%, excluding sales charge, for the six months ended Feb. 29, 2004. This was less than the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, which gained 4.92% for the period. It was also less than Lipper Intermediate Investment Grade Index, representing the Fund's peer group, which advanced 5.11% over the same time frame.

Q:   What factors most significantly affected the Fund's performance?

A: Lower credit quality bonds outperformed higher credit quality bonds for most of the six-month period. Many funds in the Fund's peer group held a higher proportion of higher-risk, non-index sectors like high yield and emerging markets in their portfolios during the period than did the Fund, and so our results lagged.

     While this Fund typically holds some high-yield bonds and some U.S. dollar-dominated emerging market bonds, the Fund's primary focus is on investment-grade securities. Indeed,

(bar chart)

                              PERFORMANCE COMPARISON
                   For the six-month period ended Feb. 29, 2004
6%
                                                  (bar 3)
5%             (bar 1)           (bar 2)          +5.11%
               +4.42%            +4.92%
4%

3%

2%

1%

0%

(bar 1) AXP Diversified Bond Fund Class A (excluding sales change) (bar 2) Lehman Brothers Aggregate Bond Index
(bar 3) Lipper Intermediate Investment Grade Index

(1) Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Intermediate Investment Grade Index, published by Lipper, Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Favorable security selection within the mortgage and investment-grade corporate sectors had a positive effect on portfolio performance during the period.(end callout quote)

     nearly 90% of the portfolio's assets were invested in investment-grade securities for the first half of fiscal year 2004. Based on our historical analyses, we believe our high-quality emphasis will provide competitive performance within our peer group over longer time periods.

AVERAGE ANNUAL TOTAL RETURNS
                                 Class A                 Class B                Class C                 Class Y
(Inception dates)               (10/3/74)               (3/20/95)              (6/26/00)               (3/20/95)
                           NAV(1)     POP(2)      NAV(1)    After CDSC(3)  NAV(1)  After CDSC(4)    NAV(5)     POP(5)
as of Feb. 29, 2004
6 months*                 +4.42%     -0.54%      +4.24%        +0.24%     +4.24%     +3.24%       +4.71%     +4.71%
1 year                    +4.63%     -0.33%      +3.84%        -0.16%     +3.63%     +3.63%       +4.80%     +4.80%
5 years                   +5.41%     +4.39%      +4.61%        +4.45%       N/A        N/A        +5.56%     +5.56%
10 years                  +6.24%     +5.72%        N/A           N/A        N/A        N/A          N/A        N/A
Since inception             N/A        N/A       +6.26%        +6.26%     +6.18%     +6.18%       +7.22%     +7.22%

as of March 31, 2004
6 months*                  +2.97%     -1.91%      +2.59%        -1.41%     +2.38%     +1.38%       +3.05%     +3.05%
1 year                     +5.26%     +0.26%      +4.47%        +0.47%     +4.25%     +4.25%       +5.43%     +5.43%
5 years                    +5.38%     +4.36%      +4.59%        +4.42%       N/A        N/A        +5.54%     +5.54%
10 years                   +6.70%     +6.18%        N/A           N/A        N/A        N/A          N/A        N/A
Since inception              N/A        N/A       +6.28%        +6.28%     +6.23%     +6.23%       +7.24%     +7.24%

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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5   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     Between August 2003 and February 2004, our long-term strategy did not bear as much fruit as we would have liked. In comparing the Fund to its peers, most of our peers had higher non-index positions that outpaced the benchmark. Still, favorable security selection within the mortgage and investment-grade corporate sectors had a positive effect on portfolio performance during the period.

     Since August 2003, the Federal Open Market Committee (the part of the Federal Reserve Board that sets short-term interest rate targets) has stated that it believes its accommodative policy can be maintained for a "considerable period". As a result, the yield curve (the difference in interest rates between long-term and short-term securities) has remained relatively steep. Most investors believe that there will be no increase in short-term rates until mid-2004 at the earliest.

     On January 28th, the Fed substituted "patient" for "considerable period." This change served to remind people that short rates will rise eventually. Low inflation, slack in the economy, and disappointing job creation to date are the factors that can allow the Fed to keep policy accommodative, even though they remain optimistic that robust growth is coming. This does point to a potential for increased volatility later this year if there is a moderate up-tick in inflation, tightening capacity utilization and jobs become more plentiful.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We modestly increased the Fund's allocation to corporate bonds during the period. We also took advantage of volatility in the corporate sector to enhance the quality profile of the Fund's corporate holdings. As lower-quality, more economically sensitive corporate issues outperformed, higher-quality, less cyclical issues became more attractively valued, creating opportunities for us to increase the Fund's positions in higher-quality bonds. By the end of the semiannual period, the difference in prices between bonds of varying quality within the high-grade corporate sector had become compressed.

     We substantially increased the portfolio's allocation to government agency securities, such that we were close to the benchmark positioning at the end of the semiannual period. Valuations on agency securities grew more attractive as prices were temporarily depressed by negative publicity early in the period regarding the questioned status of these agencies as government-sponsored entities. We do not anticipate any change in the agencies'

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6   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

     government-sponsored status, therefore we saw this as an opportunity to purchase the securities when they were more attractively priced.

     We positioned the mortgage portion of the portfolio more defensively and reduced the Fund's overall exposure to mortgages over the semiannual period, as bond prices rose and valuations became more extreme.

Q:   How do you intend to manage the Fund in the coming months?

A: Treasuries have traded in a 0.50% range since September 2003. Continued foreign central bank buying of U.S. Treasuries, election year politics, and a pause in the performance of more volatile stocks and corporate bonds during the reporting period offset generally constructive economic releases and concerns that with the passage of time, we are that much closer to an increase in short-term rates. This scenario has kept current market rates for U.S. Treasuries at the lower end of the recent trading range.

     While we believe the economy is likely to continue its recovery, we remain cautious given relatively full valuations on what are known as the spread sectors of the bond market, including corporate and mortgage-backed securities, and the numerous crosscurrents in the market. Thus, we intend to continue to position the portfolio for the market's most likely scenario. We do not plan to deviate dramatically from the Lehman Brothers Aggregate Bond Index in the near term. We intend to maintain a slightly higher-than-index position in corporate bonds with a higher-quality focus and a slightly lower-than-index position in mortgages with a higher coupon focus. Our expectation is that the eventual increase in interest rates will affect the short end of the U.S. Treasury yield curve more adversely than longer maturity securities.

     At the same time, we are mindful that we do not simply want to mirror a consensus view about the bond market. As Federal Reserve Board Chairman Greenspan stated in his recent Humphrey-Hawkins testimony, "...all forecasts are projections into an uncertain future. The fact that most professional forecasters perceive much the same benign short-term outlook that is our most likely expectation provides scant comfort. When the future surprises, history tells us, it often surprises us all."

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7   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Diversified Bond Fund

Feb. 29, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.8%)
Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Foreign government (0.6%)
United Mexican States
  (U.S. Dollar)
   03-03-15                  6.63%         $18,295,000(c)       $19,502,470

U.S. government obligations & agencies (21.2%)
Federal Home Loan Mtge Corp
   08-15-06                  2.75           50,500,000           51,307,495
   11-15-13                  4.88           46,926,000           48,574,229
   01-15-14                  4.50           35,800,000           35,955,730
Federal Natl Mtge Assn
   04-15-06                  2.13           26,800,000           26,928,586
   08-15-08                  3.25           86,170,000           86,791,286
   11-17-08                  3.88           32,300,000           32,818,738
   02-15-09                  3.25           44,990,000           44,872,981
Student Loan Mtge Assn
   07-25-39                  3.46            6,000,000(d)         6,001,878
U.S. Treasury
   02-15-07                  2.25            7,460,000            7,488,557
   02-15-09                  3.00           32,190,000(l)        32,270,475
   02-15-14                  4.00           46,060,500           46,118,076
   08-15-23                  6.25          112,900,000          132,838,365
   02-15-26                  6.00           98,542,000(l)       113,030,729
Total                                                           664,997,125

Commercial mortgage-backed/Asset-backed
securities (6.6%)(f)
Aesop Funding II LLC
  Series 2002-1A Cl A1
   10-20-06                  3.85            7,090,000            7,304,712
  Series 2003-3A Cl A3
   07-20-09                  3.72            4,650,000            4,702,381
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA Insured)
   02-12-09                  3.55            2,660,000(o)         2,729,633
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34                  6.00            8,706,526            9,019,439
Bear Stearns
  Commercial Mtge Securities
  Series 2003-RWR2 Cl A4
   05-11-39                  5.19            8,000,000            8,108,732
Bear Stearns
  Series 2003-T10 Cl A1
   03-13-40                  4.00            8,436,270            8,547,376
CS First Boston Mortgage Securities
  Series 2003-29 Cl 8A1
   11-25-18                  6.00            6,686,766(i)         7,030,183
  Series 2003-8 Cl 5A1
   04-25-33                  6.50           13,031,994(i)        13,590,740
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33                  6.30            5,800,000            6,506,133
Greenwich Capital Commercial Funding
  Series 2003-C2 Cl A2
   01-05-36                  4.02            5,000,000            5,091,461
KSL Resorts
  Series 2003-1A Cl C
   05-15-13                  1.99            3,500,000(d,j)       3,499,942
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26                  5.39            7,360,000            7,926,972
  Series 2002-C2 Cl A4
   06-15-31                  5.59            4,905,000            5,310,609
  Series 2002-C4 Cl A4
   09-15-26                  4.56           10,000,000           10,302,912
  Series 2002-C4 Cl A5
   09-15-31                  4.85            6,000,000            6,195,875
  Series 2002-C8 Cl A3
   11-15-27                  4.83            2,950,000            3,060,714
  Series 2003-C3 Cl A2
   05-15-27                  3.09           14,900,000           14,800,982
  Series 2003-C8 Cl A2
   11-15-27                  4.21            1,500,000            1,544,745
  Series 2004-C1 Cl A4
   01-15-31                  4.57            8,000,000            7,947,500

See accompanying notes to investments in securities.

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8   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Commercial mortgage-backed/Asset-backed
securities (cont.)
Morgan Stanley Capital 1
  Series 2003-IQ4 Cl A1
   05-15-40                  3.27%          $6,244,820           $6,128,055
  Series 2003-T11 Cl A2
   06-13-41                  4.34           10,190,000           10,514,349
  Series 2004-T13 Cl A2
   09-13-45                  3.94            4,800,000            4,840,656
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39                  5.98            5,900,000            6,537,205
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08                  2.61            2,500,000            2,524,541
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29                  5.86            7,500,000            7,719,675
  Series 2004-KS1 Cl AI3
   09-25-28                  2.95            2,400,000            2,407,874
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33                  5.50            5,622,959            5,674,166
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35                  3.89           15,000,000           15,313,515
Washington Mutual
  Series 2003-AR10 Cl A6
   10-25-33                  4.10           12,300,000           12,368,063
Total                                                           207,249,140


Mortgage-backed securities (36.8%)(f)
Federal Home Loan Mtge Corp
   09-27-12                  3.61            7,500,000            7,624,663
   05-01-13                  4.50            4,338,671            4,448,832
   04-01-17                  8.00               33,687               36,872
   05-01-17                  6.00            2,962,303            3,123,973
   05-01-18                  5.50            6,787,553            7,077,844
   08-01-18                  5.00           18,774,938           19,291,037
   10-01-18                  5.00           11,387,631           11,700,662
   10-01-18                  6.00            3,363,448            3,546,651
   11-15-18                  5.00           16,000,000           16,790,488
   02-01-23                  6.00           23,854,903           24,964,927
   10-01-23                  5.50            7,599,305            7,873,367
   12-01-23                  6.00           16,924,861           17,711,388
   08-01-24                  8.00            1,037,624            1,132,889
   10-01-28                  7.00              157,967              167,799
   11-15-28                  4.50            6,562,927            6,664,938
   12-01-30                  5.50            3,801,364            3,903,747
   04-01-33                  5.50           14,744,348           15,147,893
   04-01-33                  6.00           11,116,478           11,631,892
   05-01-33                  5.50            8,562,317            8,772,190
   06-01-33                  5.50           10,474,280           10,731,016
   09-01-33                  4.56              973,382(h)           973,285
   04-01-34                  5.00           10,598,000(i)        10,516,395
  Collateralized Mtge Obligation
   07-15-16                  4.00            7,600,000            7,654,413
   03-01-17                  4.50            2,500,000            2,485,938
   10-15-18                  4.00            5,364,338            4,980,627
   10-15-18                  5.00            7,100,000            7,450,875
   11-15-18                  5.00           18,368,000           19,277,341
   01-15-19                  5.00           12,740,000           13,378,829
   03-15-22                  7.00            3,433,579            3,527,089
   07-15-22                  7.00            3,397,602            3,529,429
   02-15-27                  5.00           10,070,000           10,481,345
   02-15-33                  5.50           10,269,501           10,916,788
  Interest Only
   02-15-14                  7.40            5,500,000(g)           524,865
   06-15-18                 30.45            4,237,292(g)           329,592
   10-15-22                  0.00           13,998,982(g)         1,683,798
Federal Natl Mtge Assn
   03-01-08                  7.00            3,344,503            3,587,766
   07-01-08                  6.50            1,446,366            1,542,743
   11-01-09                  9.00                  309                  342
   06-01-10                  6.50            3,335,222            3,557,460
   08-01-11                  8.50            3,545,758            3,903,152
   01-01-13                  4.78           10,845,000           11,201,056
   01-01-13                  4.92            5,706,389            5,979,513
   02-01-13                  4.83            6,462,415            6,730,237
   02-01-13                  5.02           15,738,970           16,516,167
   04-01-13                  7.00            9,950,011           10,673,726
   06-01-13                  4.85            9,273,255            9,642,305
   04-01-14                  6.50            1,960,844            2,087,883
   08-01-16                  6.00            8,002,885            8,441,866
   08-01-16                  6.50            3,661,688            3,896,820
   12-01-16                  5.50           10,589,114           11,047,998
   06-01-17                  6.50            7,513,157            8,044,978
   08-01-17                  6.00           14,243,635           15,110,408
   08-01-17                  6.50            4,305,304            4,628,292
   09-01-17                  6.00            2,177,625            2,297,084
   09-01-17                  6.50            5,210,413            5,545,807
   12-01-17                  6.50            2,659,262            2,830,439
   01-01-18                  5.50            8,925,086            9,339,997
   02-01-18                  5.50           15,600,434           16,308,607
   03-01-18                  5.50           25,614,752           26,801,373
   04-01-18                  5.00            9,282,021            9,540,613

See accompanying notes to investments in securities.

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9   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   05-01-18                  5.50%          $4,535,043           $4,746,463
   06-01-18                  5.00            9,789,313           10,062,037
   08-01-18                  4.50           10,221,271           10,335,462
   10-01-18                  5.00            5,842,484            6,018,474
   03-01-19                  4.50           25,440,000(i)        25,678,500
   03-01-19                  5.00            4,500,000(i)         4,619,529
   03-01-19                  5.50           24,700,000(i)        25,726,581
   03-01-19                  6.00            5,690,000(i)         5,994,062
   04-01-19                  5.00           30,700,000(i)        31,419,548
   04-01-23                  8.50            1,309,678            1,437,767
   07-01-23                  5.00            8,951,785            9,119,619
   09-01-23                  5.50           14,664,486           15,169,571
   09-01-23                  6.50              902,522              954,664
   01-01-24                  6.50              377,508              399,318
   05-01-24                  6.00           13,346,465           13,982,219
   06-01-24                  9.00            1,038,030            1,156,789
   02-01-25                  8.00              365,838              399,789
   09-01-25                  8.00              864,829              943,736
   03-01-26                  7.00            1,980,174            2,107,418
   07-01-28                  5.50            4,460,541            4,585,928
   08-01-28                  5.50            6,306,182            6,483,450
   09-01-28                  7.50            3,330,056            3,581,072
   01-01-29                  6.50            8,666,154            9,133,042
   05-01-29                  6.50            5,864,853            6,174,358
   06-01-29                  7.00            2,099,943            2,230,889
   09-01-29                  7.00           11,549,410           12,269,594
   10-01-30                  7.00            4,064,691            4,318,152
   07-01-31                  7.00            7,665,526            8,141,293
   09-01-31                  7.00            1,833,548            1,963,265
   03-01-32                  5.50            2,689,827            2,765,439
   06-01-32                  7.00            5,920,685            6,339,456
   07-01-32                  6.50            4,088,828            4,302,156
   08-01-32                  7.00            2,786,413            2,959,244
   09-01-32                  6.00           23,992,794           24,999,578
   09-01-32                  6.50            4,366,477            4,628,168
   10-01-32                  6.00            2,728,677            2,843,178
   10-01-32                  6.50            4,776,472            5,025,677
   11-01-32                  6.00            2,267,009            2,362,126
   11-01-32                  7.00            3,861,770            4,101,523
   12-01-32                  6.50            9,953,890           10,473,217
   01-01-33                  6.00           16,806,506           17,543,267
   02-01-33                  6.00            3,476,352            3,630,907
   02-01-33                  6.50              815,646              864,519
   03-01-33                  5.50           21,699,529           22,255,613
   03-01-33                  6.00           12,870,980           13,438,615
   03-01-33                  6.50           11,309,787           11,899,859
   04-01-33                  5.50           17,058,302           17,464,796
   04-01-33                  6.00           46,809,562           49,000,592
   05-01-33                  5.50           29,551,907           30,268,617
   05-01-33                  6.00            9,514,255            9,937,208
   06-01-33                  5.50           12,531,698           12,845,949
   06-01-33                  6.00            5,729,571            5,984,283
   07-01-33                  5.50           19,226,234           19,684,339
   08-01-33                  5.50            1,191,754            1,220,153
   11-01-33                  6.50           11,204,955           11,789,557
   12-01-33                  5.00           12,958,904(h)        13,218,601
   01-01-34                  6.50            1,788,297            1,881,599
   02-01-34                  6.50           19,505,980(i)        20,523,676
   03-01-34                  6.50           11,500,000(i)        12,092,963
   04-01-34                  6.00            1,730,000(i)         1,794,875
  Collateralized Mtge Obligation
   04-25-12                  5.34           15,000,000           15,985,512
   11-25-12                  4.49           13,500,000           13,541,448
   07-25-16                  4.00            7,500,000            7,551,290
   12-25-26                  8.00            6,780,110            7,429,505
   03-30-34                  5.00            9,300,000(i)         9,731,578
   09-25-42                  5.00            6,600,000            6,829,517
  Interest Only
   12-25-12                  0.00            5,325,377(g)           404,143
Govt Natl Mtge Assn
   02-15-24                  8.00              447,202              490,658
   02-15-25                  9.00               85,750               95,296
   06-15-26                  8.00              479,941              525,265
   08-15-26                  8.00              423,425              463,413
   05-15-33                  6.00           12,141,101           12,689,422
   10-15-33                  5.50           19,082,249           19,612,822
  Collateralized Mtge Obligation
  Interest Only
   01-20-32                  9.44            6,054,722(g)           581,366
   08-20-32                  6.70           22,033,560(g)         2,804,634
Total                                                         1,155,338,517

Aerospace & defense (0.5%)
Alliant Techsystems
   05-15-11                  8.50            1,000,000            1,110,000
DRS Technologies
  Sr Sub Nts
   11-01-13                  6.88            1,000,000(d)         1,035,000
L-3 Communications
   06-15-12                  7.63            2,000,000            2,220,000
   07-15-13                  6.13              420,000              431,550
Raytheon
   11-01-08                  6.15            1,490,000            1,648,439
   04-01-13                  5.38            6,105,000            6,319,719


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Aerospace & defense (cont.)
TD Funding
   07-15-11                  8.38%          $1,525,000           $1,608,875
Total                                                            14,373,583


Airlines (--%)
Northwest Airlines
  Series 1999-1A
   02-01-20                  6.81            1,465,230            1,377,799

Automotive & related (0.6%)
DaimlerChrysler NA Holding
   01-15-08                  4.75            3,500,000            3,615,150
   06-04-08                  4.05              535,000              536,107
   11-15-13                  6.50            6,635,000            7,084,389
Ford Motor
   10-01-28                  6.63            2,095,000            1,925,460
   02-01-29                  6.38            5,340,000            4,754,042
TRW Automotive
  Sr Nts
   02-15-13                  9.38              931,000            1,061,340
Total                                                            18,976,488


Banks and savings & loans (2.3%)
ANZ Capital Trust I
   12-29-49                  5.36            6,000,000(d)         6,125,916
Bank of America
  Sr Nts
   09-15-12                  4.88            6,605,000            6,774,313
Banknorth Group
  Sr Nts
   05-01-08                  3.75            3,960,000            3,986,374
Golden West Financial
  Sr Nts
   10-01-12                  4.75            2,500,000            2,558,338
US Bank Natl Assn Minnesota
   08-01-11                  6.38           11,115,000           12,584,181
Wachovia
  Sr Nts
   02-17-09                  3.63            6,020,000            6,061,971
Washington Mutual Bank FA
  Sub Nts
   06-15-11                  6.88           13,700,000           15,812,376
Wells Fargo Bank NA
  Sub Nts
   02-01-11                  6.45           15,845,000           18,045,568
Total                                                            71,949,037


Beverages & tobacco (0.1%)
Cott Beverages
   12-15-11                  8.00            2,000,000            2,185,000

Broker dealers (1.3%)
Goldman Sachs Group
   04-01-13                  5.25            6,120,000            6,301,409
   07-15-13                  4.75            1,460,000            1,444,217
Lehman Brothers Holdings
   03-13-09                  3.60            5,710,000            5,724,161
Merrill Lynch & Co
   11-04-10                  4.50            7,385,000            7,583,723
Morgan Stanley
   01-15-09                  3.88            5,900,000            5,986,022
   05-15-10                  4.25            3,920,000            3,986,464
   03-01-13                  5.30           10,660,000           11,121,152
Total                                                            42,147,148


Building materials & construction (0.3%)
Associated Materials
   04-15-12                  9.75              600,000              660,000
Louisiana Pacific
  Sr Nts
   08-15-10                  8.88            2,260,000            2,700,700
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11                  9.00            1,245,000(d)         1,307,250
Nortek Holdings
  Sr Sub Nts Series B
   06-15-11                  9.88            1,000,000            1,115,000
Ryland Group
  Sr Nts
   06-01-08                  5.38            2,500,000            2,581,250
Total                                                             8,364,200


Cable (1.0%)
Comcast
   03-15-11                  5.50            1,650,000            1,753,158
Comcast Cable Communications
   11-15-08                  6.20           18,410,000           20,336,698
CSC Holdings
  Sr Nts
   12-15-07                  7.88            1,500,000            1,616,250
DirectTV Holdings/Finance
  Sr Nts
   03-15-13                  8.38            1,700,000            1,933,750
EchoStar DBS
  Sr Nts
   10-01-08                  5.75            1,500,000(d)         1,530,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Cable (cont.)
Videotron Ltee
  (U.S. Dollar)
   01-15-14                  6.88%          $2,705,000(c)        $2,833,488
Total                                                            30,003,344


Cellular telecommunications (0.4%)
AT&T Wireless Services
  Sr Nts
   03-01-11                  7.88            7,170,000            8,437,047
Nextel Communications
  Sr Nts
   10-31-13                  6.88            3,550,000            3,780,750
Total                                                            12,217,797


Chemicals (0.2%)
Airgas
   10-01-11                  9.13            1,500,000            1,702,500
Compass Minerals Group
   08-15-11                 10.00            2,500,000            2,825,000
Georgia Gulf
  Sr Nts
   12-15-13                  7.13              920,000(d)           977,500
MacDermid
   07-15-11                  9.13            1,500,000            1,702,500
Total                                                             7,207,500


Computer hardware (--%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09                  8.00            1,000,000(c)         1,082,500

Energy (0.7%)
Chesapeake Energy
  Sr Nts
   01-15-16                  6.88            1,250,000(d)         1,290,625
   01-15-16                  6.88              750,000              775,313
Gulfterra Energy Partner
  Sr Nts
   06-01-10                  6.25            2,790,000            2,936,475
Newfield Exploration
  Sr Nts
   03-01-11                  7.63            2,500,000            2,812,500
  Sr Sub Nts
   08-15-12                  8.38              380,000              427,500
Pemex Project Funding Master Trust
   12-15-14                  7.38            4,895,000            5,335,941
Tom Brown
   09-15-13                  7.25              335,000              359,288
XTO Energy
  Sr Nts
   04-15-12                  7.50            2,895,000            3,401,625
   04-15-13                  6.25            4,770,000            5,169,487
Total                                                            22,508,754


Energy equipment & services (0.2%)
Grant Prideco Escrow
   12-15-09                  9.00            2,000,000            2,230,000
Key Energy Services
  Series C
   03-01-08                  8.38            1,250,000            1,350,000
  Sr Nts
   05-01-13                  6.38            1,195,000            1,236,825
Offshore Logistics
   06-15-13                  6.13            1,975,000            1,915,750
Total                                                             6,732,575


Finance companies (2.6%)
Citigroup
   02-01-08                  3.50           17,000,000           17,238,680
  Sub Nts
   10-01-10                  7.25            5,383,000            6,349,055
Ford Motor Credit
   10-25-11                  7.25            2,230,000            2,415,899
   10-01-13                  7.00           11,190,000           11,758,788
GMAC
   09-15-11                  6.88           39,950,000           43,086,514
Total                                                            80,848,936


Financial services (1.4%)
Capital One Bank
  Sr Nts
   02-01-06                  6.88            1,740,000            1,884,258
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                  5.25           23,580,000(c)        24,600,494
TIAA Global Markets
   01-22-08                  3.88           14,990,000(d)        15,431,905
Toyota Motor Credit
   12-15-10                  4.35            1,395,000            1,445,639
Total                                                            43,362,296




See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Food (1.3%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11                 10.75%            $500,000(c,d)        $545,000
Chiquita Brands Intl
  Sr Nts
   03-15-09                 10.56            1,500,000            1,657,500
Del Monte
  Sr Sub Nts
   12-15-12                  8.63              500,000              552,500
Kellogg
  Sr Nts
   06-01-08                  2.88           19,015,000           18,700,302
Kraft Foods
   10-01-08                  4.00           18,705,000           19,116,697
Total                                                            40,571,999


Health care products (0.3%)
Apogent Technologies
  Sr Sub Nts
   05-15-13                  6.50            1,500,000            1,571,250
Kinetic Concepts
  Sr Sub Nts
   05-15-13                  7.38              615,000(d)           651,900
Wyeth
   02-01-14                  5.50            6,225,000            6,487,259
Total                                                             8,710,409


Health care services (0.2%)
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13                  8.00              750,000(d)           823,125
   09-01-13                  8.00              750,000              823,125
NeighborCare
  Sr Sub Nts
   11-15-13                  6.88              910,000(d)           946,400
Omnicare
  Sr Sub Nts
   06-01-13                  6.13            2,100,000            2,152,500
Province Healthcare
  Sr Sub Nts
   06-01-13                  7.50              500,000              516,250
Triad Hospitals
  Sr Sub Nts
   11-15-13                  7.00              500,000(d)           517,500
Total                                                             5,778,900


Home building (0.4%)
D.R. Horton
   12-01-07                  7.50            1,000,000            1,100,000
   01-15-09                  5.00              990,000              999,900
   07-01-13                  5.88            3,030,000            3,060,300
KB HOME
  Sr Nts
   02-01-14                  5.75            2,055,000(d)         1,983,075
Meritage
   06-01-11                  9.75            2,570,000            2,878,400
NVR
  Sr Nts
   06-15-10                  5.00            2,500,000            2,468,750
Total                                                            12,490,425


Household products (--%)
Scotts
  Sr Sub Nts
   11-15-13                  6.63              280,000(d)           289,800

Industrial services (0.1%)
Allied Waste North America
   11-15-10                  6.50              625,000(d)           634,375
   02-15-14                  6.13              995,000(d)           962,663
  Sr Nts
   04-15-13                  7.88            1,500,000            1,627,500
Total                                                             3,224,538


Industrial transportation (0.4%)
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                  6.38            8,440,000(c)         9,546,872
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07                  9.50            3,640,000(b,c,k)        72,800
Union Pacific
   02-01-08                  6.63            1,230,000            1,365,903
Total                                                            10,985,575




See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Insurance (2.0%)
ASIF Global Financing
   11-26-07                  3.85%          $5,190,000(d)        $5,344,195
   01-17-13                  4.90           30,125,000(d)        30,612,121
Berkshire Hathaway
   10-15-13                  4.63           13,560,000(d,l)      13,643,530
MassMutual Global Funding II
   07-15-08                  2.55            3,201,000(d)         3,110,399
Met Life Global Funding I
   06-19-08                  2.60            9,310,000(d)         9,049,413
Pacific Life
   09-15-33                  6.60            1,650,000(d)         1,797,015
Total                                                            63,556,673


Leisure time & entertainment (0.9%)
Speedway Motorsports
  Sr Sub Nts
   06-01-13                  6.75            1,500,000            1,563,750
Time Warner
   05-01-12                  6.88            3,435,000            3,890,502
   05-15-29                  6.63           10,895,000           11,315,449
   05-01-32                  7.70            4,745,000            5,582,488
Vail Resorts
  Sr Sub Nts
   02-15-14                  6.75              865,000(d)           860,675
Viacom
   05-15-11                  6.63            3,120,000            3,579,404
Total                                                            26,792,268


Lodging & gaming (0.4%)
Caesars Entertainment
  Sr Sub Nts
   05-15-11                  8.13              500,000              565,000
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                  9.25            1,500,000            1,627,500
Coast Hotels & Casino
   04-01-09                  9.50            1,000,000            1,052,500
Hilton Hotels
   12-01-12                  7.63            1,250,000            1,412,500
MGM Mirage
   10-01-09                  6.00            2,000,000            2,080,000
   02-27-14                  5.88              860,000              851,400
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12                  8.00            3,000,000            3,285,000
Park Place Entertainment
  Sr Sub Nts
   03-15-10                  7.88            1,500,000            1,665,000
Total                                                            12,538,900


Machinery (0.1%)
Joy Global
  Series B
   03-15-12                  8.75            1,500,000            1,680,000
Manitowoc
  Sr Nts
   11-01-13                  7.13              385,000              404,250
Terex
   01-15-14                  7.38              970,000(d)         1,023,350
Total                                                             3,107,600


Media (1.3%)
AOA Holdings LLC
  Sr Nts
   06-15-08                 12.00            5,850,000(k)         6,083,999
CanWest Media
  (U.S. Dollar) Series B
   04-15-13                  7.63            1,000,000(c)         1,090,000
CBD Media/Finance
   06-01-11                  8.63            1,955,000            2,140,725
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                  8.75            2,000,000(c)         2,225,000
Dex Media West/Finance
  Sr Nts
   08-15-10                  8.50              700,000(d)           780,500
Hollinger Intl Publishing
  Sr Nts
   12-15-10                  9.00            1,180,000            1,286,200
Lamar Media
   01-01-13                  7.25              425,000              459,000
Lin Television
  Sr Sub Nts
   05-15-13                  6.50            1,340,000            1,366,800
Morris Publishing
  Sr Sub Nts
   08-01-13                  7.00            1,250,000(d)         1,276,563
News Corp
  (U.S. Dollar)
   06-24-10                 10.15            2,583,493(c,k)       3,256,430


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Media (cont.)
Nexstar Finance LLC
   04-01-08                 12.00%          $1,000,000           $1,126,250
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                 11.13              640,000(c)           732,800
Radio One
  Series B
   07-01-11                  8.88            1,000,000            1,105,000
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11                  7.25            1,685,000(c)         1,882,988
Sinclair Broadcast Group
   03-15-12                  8.00            1,000,000            1,075,000
Sun Media
  (U.S. Dollar)
   02-15-13                  7.63            1,500,000(c)         1,623,750
Susquehanna Media
  Sr Sub Nts
   04-15-13                  7.38              900,000              955,125
United Artists Theatre
   07-01-15                  9.30            8,527,309            8,442,035
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08                  6.25            4,690,000(c)         4,947,950
Total                                                            41,856,115


Metals (0.1%)
Jorgensen Earle M.
   06-01-12                  9.75              500,000              557,500
Peabody Energy
  Series B
   03-15-13                  6.88            1,000,000            1,067,500
United States Steel
  Sr Nts
   05-15-10                  9.75            1,500,000            1,710,000
Total                                                             3,335,000


Multi-industry (0.4%)
SPX
  Sr Nts
   06-15-11                  6.25            2,335,000            2,405,050
Tyco Intl Group
  (U.S. Dollar)
   02-15-11                  6.75            2,045,000(c)         2,258,968
  (U.S. Dollar) Sr Nts
   11-15-13                  6.00            6,885,000(c,d)       7,203,645
Total                                                            11,867,663


Paper & packaging (1.4%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-13                  6.00            2,100,000(c)         2,015,479
Ball
   12-15-12                  6.88            2,220,000            2,364,300
Boise Cascade
  Sr Nts
   11-01-10                  6.50              560,000              588,011
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                  7.25            2,000,000(c)         2,090,000
Crown Paper
  Sr Sub Nts
   09-01-05                 11.00            6,950,000(b,m)              --
Doman Inds
  (U.S. Dollar) Sr Nts Series B
   11-15-07                  9.25            3,395,000(b,c)         950,600
Georgia-Pacific
   02-01-10                  8.88            1,000,000            1,140,000
Graphic Packaging Intl
  Sr Nts
   08-15-11                  8.50              430,000              474,075
Intl Paper
   01-15-14                  5.50            8,340,000            8,611,551
MeadWestvaco
   04-01-12                  6.85            2,970,000            3,326,941
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13                  6.75            2,110,000(c)         2,226,050
Owens-Brockway Glass
   02-15-09                  8.88              400,000              435,000
   05-15-11                  7.75            1,500,000            1,590,000
Silgan Holdings
  Sr Sub Nts
   11-15-13                  6.75            2,000,000(d)         2,040,000
Stone Container
  Sr Nts
   07-01-12                  8.38            1,500,000            1,616,250
Weyerhaeuser
   03-15-07                  6.13            5,860,000            6,400,743
   03-15-12                  6.75            5,980,000            6,711,294
Total                                                            42,580,294




See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Real estate investment trust (--%)
Host Marriott LP
  Sr Nts
   11-01-13                  7.13%          $1,000,000           $1,032,500

Restaurants (0.2%)
Dominos
  Sr Sub Nts
   07-01-11                  8.25            1,000,000            1,072,500
YUM! Brands
  Sr Nts
   05-15-08                  7.65            4,872,000            5,578,440
Total                                                             6,650,940


Retail -- general (0.9%)
CSK Auto
   01-15-14                  7.00            1,000,000(d)         1,000,000
United Auto Group
   03-15-12                  9.63            1,500,000            1,657,500
Wal-Mart CRAVE 401
   07-17-06                  7.00            5,756,483(d)         6,176,533
Wal-Mart Stores
   02-15-11                  4.13           13,945,000           14,073,294
   06-29-11                  8.88            3,500,000            3,568,810
William Carter
  Series B
   08-15-11                 10.88            2,195,000            2,546,200
Total                                                            29,022,337


Retail -- grocery (0.1%)
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04                 10.25            5,925,000(b)         1,007,250
Kroger
   02-01-13                  5.50            1,270,000            1,333,360
Total                                                             2,340,610


Telecom equipment & services (1.5%)
Cincinnati Bell
   07-15-13                  7.25            1,500,000            1,545,000
Cingular Wireless LLC
  Sr Nts
   12-15-11                  6.50            4,020,000            4,430,434
Qwest
   11-01-04                  7.20            2,000,000            2,050,000
   03-15-12                  9.13            2,015,000(d,j)       2,287,025
Rogers Wireless
  (U.S. Dollar)
   03-01-14                  6.38            1,500,000(c,d)       1,515,000
Sprint Capital
   03-15-12                  8.38           15,395,000           18,454,571
Telus
  (U.S. Dollar)
   06-01-07                  7.50            9,480,000(c)        10,715,140
Verizon Virginia Cl A
   03-15-13                  4.63            6,600,000            6,466,548
Vodafone Group
  (U.S. Dollar)
   02-15-10                  7.75              825,000(c)           984,885
Total                                                            48,448,603


Utilities -- electric (5.3%)
American Electric Power
  Sr Nts Series C
   03-15-10                  5.38            4,360,000            4,653,925
Carolina Power & Light
   07-15-12                  6.50            1,185,000            1,334,399
Centerpoint Energy
   02-15-11                  7.75            2,000,000            2,265,070
CenterPoint Energy Houston Electric LLC
   01-15-14                  5.75              305,000              324,237
Cleveland Electric Illuminating
  Sr Nts
   12-15-13                  5.65            6,240,000(d)         6,385,317
Columbus Southern Power
  Sr Nts Series C
   03-01-13                  5.50            4,715,000            4,974,929
Commonwealth Edison
   02-01-08                  3.70            3,205,000            3,270,478
   1st Mtge
   08-15-10                  4.74            2,230,000            2,318,040
Consumers Energy
   1st Mtge
   02-17-09                  4.80            3,160,000            3,272,711
   1st Mtge Series C
   04-15-08                  4.25           13,665,000           13,975,824
Dayton Power & Light
   1st Mtge
   10-01-13                  5.13            7,795,000(d)         8,032,981
Dominion Resources
  Sr Nts
   09-17-12                  5.70              725,000              778,447
  Sr Nts Series B
   06-30-12                  6.25              620,000              684,900
  Sr Nts Series F
   08-01-33                  5.25            4,614,000            4,655,595

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Utilities -- electric (cont.)
DPL
  Sr Nts
   09-01-11                  6.88%          $1,525,000           $1,612,688
Duke Energy
   01-15-12                  6.25            3,610,000            3,950,845
  1st Mtge
   03-05-08                  3.75           12,470,000           12,731,122
  Sr Nts
   10-01-08                  4.20           14,605,000           14,830,166
Duquesne Light
  1st Mtge Series O
   04-15-12                  6.70              820,000              934,628
Florida Power
  1st Mtge
   03-01-13                  4.80           13,455,000           13,786,397
Indianapolis Power & Light
  1st Mtge
   07-01-13                  6.30            1,880,000(d)         2,040,627
IPALCO Enterprises
   11-14-08                  8.38              400,000              446,000
   11-14-11                  8.63            3,680,000            4,158,400
Metropolitan Edison
   03-15-13                  4.95            3,685,000            3,714,310
MidAmerican Energy
  Sr Nts
   05-15-08                  3.50            1,260,000            1,255,615
Northern States Power
  1st Mtge
   08-01-10                  4.75            6,110,000            6,370,775
Northern States Power - Minnesota
  1st Mtge Series B
   08-28-12                  8.00            3,070,000            3,823,510
Ohio Power
  Sr Nts Series F
   02-15-13                  5.50            2,155,000            2,273,225
  Sr Nts Series H
   01-15-14                  4.85            4,510,000            4,504,678
Pacific Gas & Electric
  1st Mtge Series 1992B
   05-01-25                  8.38            4,100,000            4,161,500
PG&E
   07-15-08                  6.88            2,010,000(d)         2,193,955
Public Service Co of Colorado
   10-01-08                  4.38            4,690,000            4,878,116
   03-01-13                  4.88              210,000              214,850
   04-01-14                  5.50            2,730,000            2,901,529
Tampa Electric
   08-15-07                  5.38              900,000              962,192
   08-15-12                  6.38            7,410,000            8,110,319
Teco Energy
  Sr Nts
   06-15-10                  7.50              930,000              981,150
Texas Utilities Electric
   01-01-05                  9.45              741,000              744,749
Tucson Electric Power
   10-01-09                  8.50            3,205,000            3,245,063
Virginia Electric & Power
  Sr Nts Series A
   03-31-06                  5.75            4,685,000            5,020,783
Total                                                           166,774,045


Utilities -- natural gas (0.6%)
ANR Pipeline
   03-15-10                  8.88            1,570,000            1,734,850
Consolidated Natural Gas
  Sr Nts
   04-15-11                  6.85            1,660,000            1,899,057
El Paso Natl Gas
  Sr Nts Series A
   08-01-10                  7.63              680,000              693,600
NiSource Finance
   11-01-06                  3.20            3,200,000            3,245,663
Northwest Pipeline
   03-01-10                  8.13            2,455,000            2,675,950
Panhandle Eastern Pipeline
  Sr Nts
   08-15-08                  4.80            2,490,000            2,578,744
Southern Natural Gas
   03-15-10                  8.88            1,750,000            1,925,000
Transcontinental Gas Pipeline
  Series B
   08-15-11                  7.00            2,250,000            2,418,750
Williams Companies
   03-15-12                  8.13            1,750,000            1,907,500
Total                                                            19,079,114




See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
17   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                      Coupon             Principal           Value(a)
                             rate               amount

Utilities -- telephone (2.9%)
AT&T
  Sr Nts
   11-15-11                  8.05%          $3,682,000           $4,288,613
British Telecom
  (U.S. Dollar)
   12-15-10                  8.38            4,165,000(c)         5,094,403
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10                  8.50            3,835,000(c)         4,664,196
   07-22-13                  5.25           11,055,000(c)        11,297,215
   06-15-30                  8.75            3,150,000(c)         4,058,054
France Telecom
  (U.S. Dollar)
   03-01-11                  8.75            1,280,000(c,j)       1,543,986
   03-01-31                  9.50            1,500,000(c,j)       1,983,506
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13                  5.25           12,450,000(c,d)      12,615,249
   11-15-33                  6.38            1,890,000(c,d)       1,940,678
Verizon New England
  Sr Nts
   09-15-11                  6.50           11,135,000           12,450,489
Verizon New York
  Series A
   04-01-12                  6.88           10,305,000           11,609,190
Verizon Pennsylvania
  Series A
   11-15-11                  5.65           16,880,000           18,034,592
Total                                                            89,580,171


Variable rate senior loan interests (0.2%)
American Commercial Lines LLC
  Term Loan B
   06-30-06                  5.38            2,488,972            2,227,630
  Term Loan C
   03-30-07                  7.62            3,489,735            3,123,313
Total                                                             5,350,943

Total bonds
(Cost: $3,021,755,601)                                       $3,066,389,631

Common stock (--%)
Issuer                                          Shares             Value(a)

Stellex Aerostructures                           1,311(b,m)             $--

Total common stock
(Cost: $--)                                                             $--

Other (--%)
Issuer                                          Shares             Value(a)

Wayland Investment Fund LLC                  6,000,000(b,e,k)    $1,474,440

Total other
(Cost: $6,671,880)                                               $1,474,440

Short-term securities (4.9%)
Issuer                    Annualized            Amount             Value(a)
                         yield on date        payable at
                          of purchase          maturity

U.S. government agencies (1.6%)
Federal Home Loan Mtge Corp Disc Nts
   05-20-04                  1.01%         $25,000,000          $24,945,550
   05-25-04                  1.01           20,000,000           19,953,720
Federal Natl Mtge Assn Disc Nt
   03-10-04                  1.07            4,900,000            4,898,478
Total                                                            49,797,748


Commercial paper (3.3%)
Danske
   04-08-04                  1.05           13,500,000           13,484,010
Edison Asset Securitization
   04-02-04                  1.04           14,800,000(n)        14,784,789
General Electric Capital
   03-01-04                  1.04           20,100,000           20,098,259
Jupiter Securitization
   03-11-04                  1.03            8,500,000(n)         8,496,838
Sigma Finance
   03-01-04                  1.04           25,800,000(n)        25,797,764
   04-26-04                  1.04            6,700,000(n)         6,688,983
Special Purpose Accounts Receivable
   03-08-04                  1.06           14,200,000(n)        14,195,819
Total                                                           103,546,462


Total short-term securities
(Cost: $153,341,830)                                           $153,344,210


Total investments in securities
(Cost: $3,181,769,311)(p)                                    $3,221,208,281



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 29, 2004, the value of foreign securities represented 4.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Feb. 29, 2004, the value of these securities amounted to $165,482,625 or 5.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Feb. 29, 2004.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2004.

(i) At Feb. 29, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $168,779,360.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2004.

(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2004, is as follows:

     Security                                    Acquisition             Cost
                                                    dates
     AOA Holdings LLC
        12.00% Sr Nts 2008                        06-02-02            $5,850,000
     News Corp
        (U.S. Dollar) 10.15% 2010           01-29-93 thru 06-01-03     2,617,427
     Greater Beijing First Expressways
        (U.S. Dollar) Sr Nts 9.50% 2007           10-22-03                    --
     Wayland Investment Fund LLC                  05-17-00             6,671,880

--------------------------------------------------------------------------------
19   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

     Type of security                                 Notional amount

     Purchase contracts
     U.S. Treasury Bonds, June 2004, 30-year             $ 71,000,000

     Sale contracts
     U.S. Treasury Notes, March 2004, 5-year               23,100,000
     U.S. Treasury Notes, March 2004, 10-year              23,100,000
     U.S. Treasury Notes, June 2004, 5-year                45,800,000
     U.S. Treasury Notes, June 2004, 10-year              322,000,000

(m)  Negligible market value.

(n) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Feb. 29, 2004, the value of these securities amounted to $69,964,193 or 2.2% of net assets.

(o) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     FSA -- Financial Security Assurance

(p) At Feb. 29, 2004, the cost of securities for federal income tax purposes was approximately $3,181,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                             $ 60,579,000
     Unrealized depreciation                              (21,140,000)
                                                          -----------
     Net unrealized appreciation                         $ 39,439,000
                                                         ------------

--------------------------------------------------------------------------------
20   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Diversified Bond Fund

Feb. 29, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $3,181,769,311)                                                                        $3,221,208,281
Capital shares receivable                                                                                         962,262
Dividends and accrued interest receivable                                                                      24,701,518
Receivable for investment securities sold                                                                     261,326,891
                                                                                                              -----------
Total assets                                                                                                3,508,198,952
                                                                                                            -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                                 418,644
Dividends payable to shareholders                                                                                 605,393
Capital shares payable                                                                                            699,772
Payable for investment securities purchased                                                                   163,641,082
Payable for securities purchased on a forward-commitment basis (Note 1)                                       168,779,360
Payable upon return of securities loaned (Note 5)                                                              37,698,750
Accrued investment management services fee                                                                         42,177
Accrued distribution fee                                                                                           37,032
Accrued service fee                                                                                                   563
Accrued transfer agency fee                                                                                        10,961
Accrued administrative services fee                                                                                 3,815
Other accrued expenses                                                                                            273,620
                                                                                                                  -------
Total liabilities                                                                                             372,211,169
                                                                                                              -----------
Net assets applicable to outstanding capital stock                                                         $3,135,987,783
                                                                                                           ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                   $    6,380,243
Additional paid-in capital                                                                                  3,213,367,942
Undistributed net investment income                                                                             6,422,003
Accumulated net realized gain (loss) (Note 9)                                                                (127,757,129)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 6)                                 37,574,724
                                                                                                               ----------
Total -- representing net assets applicable to outstanding capital stock                                   $3,135,987,783
                                                                                                           ==============
Net assets applicable to outstanding shares:               Class A                                         $2,096,694,314
                                                           Class B                                         $  808,498,979
                                                           Class C                                         $   24,437,729
                                                           Class Y                                         $  206,356,761
Net asset value per share of outstanding capital stock:    Class A shares             426,601,940          $         4.91
                                                           Class B shares             164,482,472          $         4.92
                                                           Class C shares               4,965,421          $         4.92
                                                           Class Y shares              41,974,507          $         4.92
                                                                                       ----------          --------------
* Including securities on loan, at value (Note 5)                                                          $   37,055,000
                                                                                                           --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP Diversified Bond Fund

Six months ended Feb. 29, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                                     $ 73,130,723
Fee income from securities lending (Note 5)                                                                       116,962
                                                                                                                  -------
Total income                                                                                                   73,247,685
                                                                                                               ----------
Expenses (Note 2):
Investment management services fee                                                                              8,066,629
Distribution fee
   Class A                                                                                                      2,714,323
   Class B                                                                                                      4,244,785
   Class C                                                                                                        126,868
Transfer agency fee                                                                                             2,415,204
Incremental transfer agency fee
   Class A                                                                                                        129,524
   Class B                                                                                                         82,770
   Class C                                                                                                          2,290
Service fee -- Class Y                                                                                            121,898
Administrative services fees and expenses                                                                         750,662
Compensation of board members                                                                                      13,100
Custodian fees                                                                                                    149,833
Printing and postage                                                                                              261,860
Registration fees                                                                                                  66,515
Audit fees                                                                                                         21,500
Other                                                                                                              39,535
                                                                                                                   ------
Total expenses                                                                                                 19,207,296
   Earnings credits on cash balances (Note 2)                                                                     (25,201)
                                                                                                                  -------
Total net expenses                                                                                             19,182,095
                                                                                                               ----------
Investment income (loss) -- net                                                                                54,065,590
                                                                                                               ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                              24,000,200
   Futures contracts                                                                                          (16,675,451)
   Options contracts written (Note 7)                                                                           1,120,125
                                                                                                                ---------
Net realized gain (loss) on investments                                                                         8,444,874
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                          84,172,955
                                                                                                               ----------
Net gain (loss) on investments and foreign currencies                                                          92,617,829
                                                                                                               ----------
Net increase (decrease) in net assets resulting from operations                                              $146,683,419
                                                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Diversified Bond Fund

                                                                                      Feb. 29, 2004          Aug. 31, 2003
                                                                                    Six months ended          Year ended
                                                                                       (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $   54,065,590          $  148,096,536
Net realized gain (loss) on investments                                                 8,444,874             111,836,822
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  84,172,955             (82,489,907)
                                                                                       ----------             -----------
Net increase (decrease) in net assets resulting from operations                       146,683,419             177,443,451
                                                                                      -----------             -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (35,916,733)            (98,126,653)
      Class B                                                                         (10,811,713)            (34,728,824)
      Class C                                                                            (323,847)               (854,382)
      Class Y                                                                          (4,222,808)            (12,225,930)
   Tax return of capital
      Class A                                                                                  --              (2,476,941)
      Class B                                                                                  --                (876,635)
      Class C                                                                                  --                 (21,567)
      Class Y                                                                                  --                (308,611)
                                                                                      -----------            ------------
Total distributions                                                                   (51,275,101)           (149,619,543)
                                                                                      -----------            ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                             99,915,045             392,003,998
   Class B shares                                                                      54,005,331             232,251,463
   Class C shares                                                                       3,271,365              11,080,202
   Class Y shares                                                                      43,640,841             150,904,209
Reinvestment of distributions at net asset value
   Class A shares                                                                      28,471,926              77,130,545
   Class B shares                                                                       9,604,179              30,927,117
   Class C shares                                                                         289,863                 767,401
   Class Y shares                                                                       3,528,672              11,324,132
Payments for redemptions
   Class A shares                                                                    (374,492,161)           (642,065,690)
   Class B shares (Note 2)                                                           (181,445,292)           (419,428,542)
   Class C shares (Note 2)                                                             (6,387,907)             (9,230,935)
   Class Y shares                                                                    (115,979,288)           (193,312,689)
                                                                                     ------------            ------------
Increase (decrease) in net assets from capital share transactions                    (435,577,426)           (357,648,789)
                                                                                     ------------            ------------
Total increase (decrease) in net assets                                              (340,169,108)           (329,824,881)
Net assets at beginning of period                                                   3,476,156,891           3,805,981,772
                                                                                    -------------           -------------
Net assets at end of period                                                        $3,135,987,783          $3,476,156,891
                                                                                   ==============          ==============
Undistributed net investment income                                                $    6,422,003          $    3,631,514
                                                                                   --------------          --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Diversified Bond Fund

(Unaudited as to Feb. 29, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Fixed Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Fixed Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund will offer an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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24   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

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25   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Feb. 29, 2004, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 29, 2004 was $10,887,669 representing 0.35% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Feb. 29, 2004, the Fund has entered into outstanding when-issued securities of $127,590,365 and other forward-commitments of $41,188,995.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

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26   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $20.50

o    Class B $21.50

o    Class C $21.00

o    Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

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27   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,580,555 for Class A, $543,527 for Class B and $3,854 for Class C for the six months ended Feb. 29, 2004.

During the six months ended Feb. 29, 2004, the Fund's custodian and transfer agency fees were reduced by $25,201 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,786,052,298 and $5,287,898,219, respectively, for the six months ended Feb. 29, 2004. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended Feb. 29, 2004
                                             Class A           Class B          Class C           Class Y
Sold                                       20,569,718        11,132,069          672,775         9,018,636
Issued for reinvested distributions         5,853,600         1,974,414           59,455           725,675
Redeemed                                  (77,206,907)      (37,407,071)      (1,312,660)      (23,908,256)
                                          -----------       -----------       ----------       -----------
Net increase (decrease)                   (50,783,589)      (24,300,588)        (580,430)      (14,163,945)
                                          -----------       -----------         --------       -----------

                                                               Year ended Aug. 31, 2003
                                             Class A           Class B          Class C           Class Y
Sold                                       80,898,241        48,207,053        2,295,059        31,349,284
Issued for reinvested distributions        16,049,376         6,438,951          159,500         2,357,634
Redeemed                                 (133,258,985)      (86,570,359)      (1,914,872)      (40,187,210)
                                         ------------       -----------       ----------       -----------
Net increase (decrease)                   (36,311,368)      (31,924,355)         539,687        (6,480,292)
                                          -----------       -----------          -------        ----------

5. LENDING OF PORTFOLIO SECURITIES

As of Feb. 29, 2004, securities valued at $37,055,000 were on loan to brokers. For collateral, the Fund received $37,698,750 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $116,962 for the six months ended Feb. 29, 2004. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

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28   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

6. INTEREST RATE FUTURES CONTRACTS

As of Feb. 29, 2004, investments in securities included securities valued at $6,716,029 that were pledged as collateral to cover initial margin deposits on 710 open purchase contracts and 4,140 open sale contracts. The notional market value of the open purchase contracts as of Feb. 29, 2004 was $79,830,625 with a net unrealized gain of $809,181. The notional market value of the open sale contracts as of Feb. 29, 2004 was $471,091,048 with a net unrealized loss of $2,673,427. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                      Six months ended Feb. 29, 2004
                                       Puts                    Calls
                               Contracts   Premiums    Contracts    Premiums
Balance Aug. 31, 2003             395    $ 362,563        395    $ 757,562
Opened                             --           --         --           --
Exercised                          --           --       (395)    (757,562)
Expired                          (395)    (362,563)        --           --
                                  ---    ---------        ---    ---------
Balance Feb. 29, 2004              --    $      --         --    $      --
                                  ---    ---------        ---    ---------

See "Summary of significant accounting policies."

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended Feb. 29, 2004.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $134,159,555 as of Aug. 31, 2003 that will expire in 2008 through 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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29   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(g)       2003       2002        2001       2000
Net asset value, beginning of period                                    $4.78         $4.75      $4.86       $4.70      $4.82
Income from investment operations:
Net investment income (loss)                                              .09           .20        .25         .31        .33
Net gains (losses) (both realized and unrealized)                         .12           .03       (.10)        .17       (.12)
Total from investment operations                                          .21           .23        .15         .48        .21
Less distributions:
Dividends from net investment income                                     (.08)         (.20)      (.25)       (.32)      (.33)
Tax return of capital                                                      --            --       (.01)         --         --
Total distributions                                                      (.08)         (.20)      (.26)       (.32)      (.33)
Net asset value, end of period                                          $4.91         $4.78      $4.75       $4.86      $4.70

Ratios/supplemental data
Net assets, end of period (in millions)                                $2,097        $2,280     $2,438      $2,390     $2,229
Ratio of expenses to average daily net assets(c)                         .98%(d)       .97%       .95%        .94%       .93%
Ratio of net investment income (loss) to average daily net assets       3.48%(d)      4.16%      5.17%       6.51%      7.04%
Portfolio turnover rate (excluding short-term securities)                147%          256%       169%        115%        64%
Total return(e)                                                         4.42%(f)      4.91%      3.13%      10.48%      4.67%

See accompanying notes to financial highlights.

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30   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(g)       2003       2002        2001       2000
Net asset value, beginning of period                                    $4.78         $4.75      $4.86       $4.70      $4.82
Income from investment operations:
Net investment income (loss)                                              .07           .16        .21         .27        .30
Net gains (losses) (both realized and unrealized)                         .13           .03       (.10)        .17       (.13)
Total from investment operations                                          .20           .19        .11         .44        .17
Less distributions:
Dividends from net investment income                                     (.06)         (.16)      (.21)       (.28)      (.29)
Tax return of capital                                                      --            --       (.01)         --         --
Total distributions                                                      (.06)         (.16)      (.22)       (.28)      (.29)
Net asset value, end of period                                          $4.92         $4.78      $4.75       $4.86      $4.70

Ratios/supplemental data
Net assets, end of period (in millions)                                  $809          $902     $1,047        $954       $867
Ratio of expenses to average daily net assets(c)                        1.73%(d)      1.73%      1.71%       1.70%      1.69%
Ratio of net investment income (loss) to average daily net assets       2.72%(d)      3.40%      4.40%       5.74%      6.28%
Portfolio turnover rate (excluding short-term securities)                147%          256%       169%        115%        64%
Total return(e)                                                         4.24%(f)      4.12%      2.35%       9.65%      3.88%

See accompanying notes to financial highlights.

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31   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(g)       2003       2002        2001       2000(b)
Net asset value, beginning of period                                    $4.78         $4.75      $4.86       $4.71      $4.64
Income from investment operations:
Net investment income (loss)                                              .07           .16        .21         .27        .04
Net gains (losses) (both realized and unrealized)                         .13           .03       (.10)        .16        .07
Total from investment operations                                          .20           .19        .11         .43        .11
Less distributions:
Dividends from net investment income                                     (.06)         (.16)      (.21)       (.28)      (.04)
Tax return of capital                                                      --            --       (.01)         --         --
Total distributions                                                      (.06)         (.16)      (.22)       (.28)      (.04)
Net asset value, end of period                                          $4.92         $4.78      $4.75       $4.86      $4.71

Ratios/supplemental data
Net assets, end of period (in millions)                                   $24           $27        $24         $10         $1
Ratio of expenses to average daily net assets(c)                        1.73%(d)      1.74%      1.72%       1.70%      1.69%(d)
Ratio of net investment income (loss) to average daily net assets       2.72%(d)      3.34%      4.33%       5.62%      6.80%(d)
Portfolio turnover rate (excluding short-term securities)                147%          256%       169%        115%        64%
Total return(e)                                                         4.24%(f)      4.11%      2.35%       9.43%      2.58%(f)

See accompanying notes to financial highlights.

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32   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(g)       2003       2002        2001       2000
Net asset value, beginning of period                                    $4.78         $4.75      $4.86       $4.70      $4.82
Income from investment operations:
Net investment income (loss)                                              .09           .21        .25         .32        .34
Net gains (losses) (both realized and unrealized)                         .14           .03       (.10)        .17       (.12)
Total from investment operations                                          .23           .24        .15         .49        .22
Less distributions:
Dividends from net investment income                                     (.09)         (.21)      (.25)       (.33)      (.34)
Tax return of capital                                                      --            --       (.01)         --         --
Total distributions                                                      (.09)         (.21)      (.26)       (.33)      (.34)
Net asset value, end of period                                          $4.92         $4.78      $4.75       $4.86      $4.70

Ratios/supplemental data
Net assets, end of period (in millions)                                  $206          $268       $297        $533       $385
Ratio of expenses to average daily net assets(c)                         .82%(d)       .81%       .78%        .78%       .77%
Ratio of net investment income (loss) to average daily net assets       3.62%(d)      4.34%      5.30%       6.66%      7.20%
Portfolio turnover rate (excluding short-term securities)                147%          256%       169%        115%        64%
Total return(e)                                                         4.71%(f)      5.08%      3.29%      10.65%      4.84%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Feb. 29, 2004 (Unaudited).

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33   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

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34   --   AXP DIVERSIFIED BOND FUND   --   2004 SEMIANNUAL REPORT

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.    Submission of matters to a vote of security holders. Not applicable.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Fixed Income Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 5, 2004


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 5, 2004